NON-CURRENT ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale - General information (Details) $ in Millions		12 Months Ended
	Nov. 27, 2025 $ / shares shares	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 COP ($)
Disclosure of noncurrent assets held-for-sale [line items]
Impairment loss		$ 3,538,900	$ 4,046,323	$ 4,029,479
Discontinued operations [member]
Disclosure of noncurrent assets held-for-sale [line items]
Impairment loss		154,505	$ 138,714	$ 152,915
Non-current assets held for sale [member] | Discontinued operations [member]
Disclosure of noncurrent assets held-for-sale [line items]
Number of shares disposed (in shares) | shares	17,069,875
Percentage of share disposed (as a percent)	99.56907%
Share price (in dollar per share) | $ / shares	$ 26.8611
Impairment loss		$ 143,984